UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21333
Nuveen Preferred and Convertible Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Preferred and Convertible Income Fund 2 (JQC) March 31, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities - 10.0% (6.8% of Total Investments)

	Automobiles - 0.5%

603,425	General Motors Corporation	6.250%	B	$10,469,424

	Capital Markets - 0.2%

65,475	Affiliated Managers Group	5.100%	BB	3,299,744

	Chemicals - 0.6%

227,585	Celanese Corporation	4.250%	N/R	6,941,343
136,495	Huntsman Corporation	5.000%	N/R	5,872,015

	Total Chemicals			12,813,358

	Commercial Banks - 2.1%

10,400,000	Fortis Insurance NV, 144A	7.750%	A+	13,759,200
351,450	Marshall and Ilsley Corporation	6.500%	A2	9,316,940
273,600	National Australia Bank Limited	7.875%	N/R	12,052,080
150,000	Washington Mutual, Inc., Unit 1 Trust	5.375%	Baa1	8,113,500

	Total Commercial Banks			43,241,720

	Construction Materials - 0.3%

86,900	TXI Capital Trust I	6.500%	B2	5,218,345

	Consumer Finance - 0.7%

13,400,000	SLM Corporation	4.570%	A	13,583,580

	Electric Utilities - 0.8%

90,550	Entergy Corporation	7.625%	BBB	4,598,129
2,630,000	PG&E Corporation	9.500%	N/R	7,446,188
76,430	PNM Resources Inc.	6.750%	Baa3	3,710,677

	Total Electric Utilities			15,754,994

	Gas Utilities - 0.1%

37,500	Southern Union Company	5.000%	BBB	1,861,875

	Insurance - 3.1%

100,500	Aspen Insurance Holdings Limited	5.625%	BBB-	5,215,950
276,200	Chubb Corporation	7.000%	A	9,390,800
503,775	Genworth Financial Inc.	6.000%	A	18,468,391
85,000	Hartford Financial Services Group, Inc.	6.000%	A-	6,047,750
188,920	IPC Holdings Limited	7.250%	BBB-	5,242,530
570,475	MetLife Inc., Convertible, Series B	6.375%	BBB+	15,305,844
62,000	Platinum Underwriters Holdings Limited, Series A	6.000%	BB+	1,822,800
67,875	XL Capital Ltd	6.500%	A2	1,505,468

	Total Insurance			62,999,533

	Media - 0.3%

137,000	Emmis Communications Corporation, Series A	6.250%	CCC+	5,487,124

	Metals & Mining - 0.2%

3,200	Freeport-McMoRan Copper & Gold, Inc.	5.500%	B-	4,110,800

	Oil, Gas & Consumable Fuels - 0.7%

34,725	Amerada Hess Corporation	7.000%	BB	4,155,020
48,335	Chesapeake Energy Corporation, 144A	5.000%	B	5,123,510
51,000	Chesapeake Energy Corporation	4.500%	B+	4,891,410

	Total Oil, Gas & Consumable Fuels			14,169,940

	Thrifts & Mortgage Finance - 0.4%

86,650	New York Community Bancorp Inc Capital Trust V	6.000%	Baa2	4,228,520
140,000	PMI Group Inc.	5.875%	A1	3,703,000

	Total Thrifts & Mortgage Finance			7,931,520

	Total Convertible Preferred Securities (cost $187,165,990)			200,941,957

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Securities - 50.4% (34.5% of Total Investments)

	Automobiles - 0.0%

3,000	DaimlerChrysler AG (CORTS)	7.875%	A3	$74,250
2,200	DaimlerChrysler Corp. (PPLUS)	7.250%	A3	54,450

	Total Automobiles			128,700

	Capital Markets - 4.5%

75,083	Bear Stearns Capital Trust III	7.800%	A2	1,905,607
27,000	BNY Capital Trust IV, Series E	6.875%	A1	680,400
268,611	BNY Capital Trust V, Series F	5.950%	A1	6,468,153
218,500	Compass Capital Trust III	7.350%	A3	5,506,200
31,600	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa3	803,904
22,600	First Union Institutional Capital II (CORTS)	8.200%	A1	621,500
18,800	First Union Institutional Capital II, Series III (CORTS)	7.500%	A1	471,880
5,300	Goldman Sachs Capital I (CORTS)	6.000%	A1	123,596
4,400	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	103,664
4,800	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	111,120
1,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	30,329
11,800	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	272,816
8,800	Goldman Sachs Group Inc., (3)	6.200%	A2	225,632
198,350	Lehman Brothers Holdings Inc., Series C, (3)	5.940%	BBB+	10,125,768
92,800	Lehman Brothers Holdings Inc., Series D, (3)	5.670%	A3	4,616,800
422,800	Lehman Brothers Holdings Inc., Series F, (3)	6.500%	A-	10,840,592
71,500	Merrill Lynch Capital Trust II	8.000%	A1	1,843,270
267,200	Merrill Lynch Preferred Capital Trust III	7.000%	A1	6,776,192
189,600	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	4,887,888
283,400	Merrill Lynch Preferred Capital Trust V	7.280%	A1	7,266,376
48,400	Merrill Lynch Preferred Capital Trust	7.750%	A1	1,228,876
118,480	Morgan Stanley (PPLUS)	7.050%	Aa3	2,959,630
211,850	Morgan Stanley Capital Trust II	7.250%	A1	5,376,753
185,370	Morgan Stanley Capital Trust III	6.250%	A1	4,515,613
138,400	Morgan Stanley Capital Trust IV	6.250%	A1	3,357,584
14,100	Morgan Stanley Capital Trust V	5.750%	A+	320,916
327,800	Morgan Stanley Capital Trust VI	6.600%	A1	8,293,340
13,400	UBS Preferred Funding Trust III	7.250%	AA-	337,144

	Total Capital Markets			90,071,543

	Commercial Banks - 10.9%

36,200	Abbey National PLC, Series B	7.375%	A	952,784
40,000	Abbey National PLC, Series B	7.250%	A1	1,012,000
303,200	Abbey National PLC, Series C	7.375%	A2	7,764,952
755,800	ABN AMRO Capital Fund Trust V	5.900%	A	17,579,908
79,579	ABN AMRO Capital Fund Trust VI	6.250%	A	1,964,806
17,021	ABN AMRO Capital Trust Fund VII	6.080%	A	407,653
115,200	ASBC Capital I	7.625%	Baa1	2,921,472
203,410	BAC Capital Trust I	7.000%	Aa3	5,123,898
560,200	BAC Capital Trust II	7.000%	Aa3	14,251,488
163,900	BAC Capital Trust III	7.000%	Aa3	4,186,006
1,010,000	Banco Santander	6.410%	A2	25,553,000
71,750	Banco Totta & Acores Finance, Series A	8.875%	A3	1,831,871
6,200	BancorpSouth Capital Trust I	8.150%	Baa2	157,046
28,800	Banesto Holdings, Series A, 144A	10.500%	A2	886,501
167,700	Bank One Capital Trust VI	7.200%	A1	4,279,704
53,200	BankNorth Capital Trust II	8.000%	A3	1,357,132
9,900,000	BOI Capital Funding 3, 144A	6.107%	A2	9,566,202
145,700	Chittenden Capital Trust I	8.000%	Baa1	3,700,780
146,500	Cobank ABC, 144A, (3)	7.000%	N/R	7,109,059
118,600	Comerica Capital Trust I	7.600%	A3	2,974,488
512,200	Fleet Capital Trust VII	1.800%	Aa3	12,871,586
430,300	Fleet Capital Trust VIII	7.200%	Aa3	10,877,984
62,400	HSBC Finance Corporation	6.875%	Aa3	1,588,080
37,900	KeyCorp (PCARS)	7.500%	A3	974,030
90,467	KeyCorp Capital Trust V	5.875%	A3	2,127,784
92,600	National Commerce Capital Trust II	7.700%	A1	2,351,114
21,700	ONB Capital Trust II	8.000%	Baa2	559,860
27,200	PNC Capital Trust	6.125%	A3	653,072
200,749	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	4,689,497
124,740	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	3,140,953
160,600	SunTrust Capital Trust IV	7.125%	A1	4,043,908
110,300	SunTrust Capital Trust V	7.050%	A1	2,782,869
664,800	USB Capital Trust III	7.750%	Aa3	16,872,624
356,700	USB Capital Trust IV	7.350%	Aa3	9,074,448
301,200	USB Capital Trust V	7.250%	Aa3	7,599,276
31,800	USB Capital Trust VI	5.750%	Aa3	722,178
39,600	USB Capital Trust VII	5.875%	Aa3	912,384
39,100	VNB Capital Trust I	7.750%	Baa1	990,794
11,000	Well Fargo Capital Trust IX	5.625%	Aa2	248,380
40,000	Wells Fargo Capital Trust IV	7.000%	Aa2	1,008,800
483,400	Wells Fargo Capital Trust V	7.000%	Aa2	12,196,182
115,100	Wells Fargo Capital Trust VI	6.950%	Aa2	2,887,859
129,309	Wells Fargo Capital Trust VII	5.850%	Aa2	3,068,503
117,800	Zions Capital Trust B	8.000%	Baa1	3,075,758

	Total Commercial Banks			218,898,673

	Computers & Peripherals - 0.1%

28,700	IBM Inc., Series 2001-1 (SATURNS)	7.125%	A+	734,433
14,000	IBM Trust II (CORTS)	7.125%	A+	348,040
7,400	IBM Trust III (CORTS)	7.200%	A+	189,625
24,800	IBM Trust IV (CORTS)	7.000%	A+	640,336

	Total Computers & Peripherals			1,912,434

	Consumer Finance - 0.6%

99,400	Household Capital Trust VII	7.500%	A1	2,526,748
174,000	SLM Corporation, Series A, (3)	6.970%	BBB+	9,570,000
14,200	SLM Corporation	6.000%	A	339,380

	Total Consumer Finance			12,436,128

	Diversified Financial Services - 5.1%

13,800	BBVA Preferred Capital Ltd., Series B	7.750%	A1	346,518
236,500	CIT Group Inc., Series A, (3)	6.350%	BBB+	5,983,450
27,700	CIT Group Incorporated (CORTS)	7.750%	A3	724,909
108,280	Citigroup Capital Trust IX	6.000%	Aa2	2,581,395
197,400	Citigroup Capital Trust VII	7.125%	Aa2	4,990,272
1,138,322	Citigroup Capital Trust VIII	6.950%	Aa2	28,628,798
16,400	Citigroup Inc., Series H, (3)	6.231%	Aa3	827,790
3,200	Citigroup, Series CIT (CORTS)	6.750%	A3	80,384
1,400	General Electric Capital Corporation (CORTS)	6.000%	AAA	33,992
40,500	General Electric Capital Corporation	6.625%	AAA	1,023,030
592,320	ING Group N.V.	7.200%	A	15,193,008
755,475	ING Group N.V.	7.050%	A	19,189,065
43,200	JPM Capital Trust (CORTS)	7.200%	A2	1,093,392
71,965	JPMorgan Chase & Company (PCARS)	7.125%	A2	1,819,275
712,420	JPMorgan Chase Capital Trust X	7.000%	A1	18,059,847
32,200	JPMorgan Chase Capital Trust XVI	6.350%	A1	805,000
73,600	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	1,868,704

	Total Diversified Financial Services			103,248,829

	Diversified Telecommunication Services - 0.6%

68,900	AT&T Inc.	7.000%	A	1,731,457
37,900	BellSouth Capital Funding (CORTS)	7.100%	A	956,975
29,900	BellSouth Corporation (CORTS)	7.000%	Aa3	761,254
50,600	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	1,282,710
32,600	BellSouth Inc. (CORTS)	7.000%	A	826,084
71,100	BellSouth Telecommunications (PPLUS)	7.300%	A	1,818,738
60,600	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)	7.875%	A-	1,550,754
27,300	Verizon Communications (CORTS)	7.625%	A	701,610
48,100	Verizon Communications (CORTS)	7.375%	A	1,231,841
50,700	Verizon New England Inc., Series B	7.000%	A3	1,292,850
30,400	Verizon South Inc., Series F	7.000%	A	767,296

	Total Diversified Telecommunication Services			12,921,569

	Electric Utilities - 0.6%

16,300	Consolidated Edison Company of New York Inc.	7.500%	A1	409,456
6,000	Consolidated Edison, Inc.	7.250%	A2	152,400
21,100	DTE Energy Trust I	7.800%	Baa3	537,417
28,900	Entergy Louisiana LLC	7.600%	A-	730,592
8,300	Entergy Mississippi Inc.	7.250%	A-	213,310
3,000	Georgia Power Capital Trust V	7.125%	A3	75,870
6,416	Georgia Power Company	5.700%	AAA	154,690
130,000	Interstate Power and Light Company, (3)	7.100%	BBB-	3,518,450
11,700	Mississippi Power Capital Trust II	7.200%	A2	293,670
4,500	National Rural Utilities Cooperative Finance Corporation	7.600%	A3	113,220
5,200	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	132,288
1,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	36,000
1,900	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	44,726
33,600	Northern States Power Company	8.000%	A3	861,840
15,400	Southern Company Capital Trust I (CORTS)	8.190%	BBB+	409,794
34,300	Southern Company Capital Trust I (CORTS)	7.375%	BBB+	867,104
13,100	Southern Company Capital Trust VI	7.125%	BBB+	331,037
122,500	Virginia Power Capital Trust	7.375%	Baa2	3,138,450

	Total Electric Utilities			12,020,314

	Food Products - 0.4%

75,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	7,408,598

	Gas Utilities - 0.1%

75,300	AGL Capital Trust II	8.000%	BBB	1,909,608

	Health Care Providers & Services - 0.7%

587,500	Aetna Inc.	8.500%	A3	14,875,500

	Industrial Conglomerates - 0.0%

5,000	General Electric Company, Series GE (CORTS)	6.800%	AAA	126,950

	Insurance - 11.8%

1,127,233	Ace Ltd., Series C	7.800%	Baa2	29,533,505
1,398,400	Aegon N.V.	6.375%	A-	34,820,160
6,500	Allstate Corporation (PCARS)	7.150%	A2	164,125
1,500	AMBAC Financial Group Inc.	7.000%	AA	37,605
36,800	AMBAC Financial Group Inc.	5.950%	AA	868,112
324,173	Arch Capital Group Limited	8.000%	Baa3	8,337,341
676,401	Delphi Financial Group, Inc.	8.000%	BBB	17,627,010
198,456	EverestRe Capital Trust II	6.200%	Baa1	4,475,183
97,100	EverestRe Group Limited	7.850%	Baa1	2,492,557
13,300	Financial Security Assurance Holdings	6.875%	AA	334,229
339,100	Hartford Capital Trust III, Series C	7.450%	Baa1	8,521,583
45,700	Hartford Life Capital Trust II, Series B	7.625%	Baa1	1,159,409
56,500	Lincoln National Capital Trust V, Series E	7.650%	A-	1,423,800
1,404,200	Lincoln National Capital Trust VI	6.750%	A-	35,793,058
827,600	MetLife Inc., Series B, (3)	6.500%	Baa1	21,170,008
903,702	PartnerRe Limited, Series C	6.750%	BBB+	22,601,587
82,700	PartnerRe Limited	7.900%	A3	2,083,213
80,400	PLC Capital Trust III	7.500%	BBB+	2,038,140
69,800	PLC Capital Trust IV	7.250%	BBB+	1,763,148
23,900	PLC Capital Trust V	6.125%	BBB+	570,015
38,800	Prudential PLC	6.750%	A	971,940
124,700	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,152,416
3,400	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	73,100
115,800	RenaissanceRe Holdings Ltd., Series A	8.100%	BBB+	2,944,794
23,400	Safeco Capital Trust I (CORTS)	8.750%	Baa2	681,759
30,200	Safeco Capital Trust I (CORTS)	8.700%	Baa2	826,574
47,300	Safeco Capital Trust III (CORTS)	8.072%	Baa2	1,232,165
17,200	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	448,662
40,000	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	1,035,800
38,800	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	1,010,352
43,200	Saint Paul Capital Trust I	7.600%	Baa1	1,101,168
61,600	Torchmark Capital Trust I	7.750%	A-	1,570,800
121,900	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	1,250,694
709,600	W.R. Berkley Corporation	6.750%	BBB-	18,023,840
68,800	XL Capital Ltd, Series A	8.000%	Baa1	1,770,224
215,640	XL Capital Ltd, Series B	7.625%	Baa1	5,531,166

	Total Insurance			237,439,242

	IT Services - 0.0%

2,500	Vertex Industries Inc. (PPLUS)	7.625%	A	64,375

	Media - 0.1%

52,700	CBS Corporation	0.000%	BBB+	1,322,770
2,500	Walt Disney Company (CORTS)	6.875%	A-	63,275
6,300	Walt Disney Company	7.000%	A-	160,020

	Total Media			1,546,065

Shares	Description (1)	Coupon	Ratings (2)	Value

	Multiline Retail - 0.0%

4,000	Nordstrom Inc. (CORTS)	7.625%	A	100,400

	Multi-Utilities - 0.2%

52,400	Dominion CNG Capital Trust I	7.800%	Baa2	1,334,104
30,700	Dominion Resources Capital Trust II	8.400%	Baa3	778,552
88,100	Energy East Capital Trust I	8.250%	BBB-	2,243,907

	Total Multi-Utilities			4,356,563

	Oil, Gas & Consumable Fuels - 0.9%

677,900	Nexen Inc.	7.350%	Baa3	17,930,455

	Pharmaceuticals - 0.1%

50,000	Bristol Myers Squibb Company (CORTS)	6.250%	A+	1,253,500

	Real Estate Investment Trust - 11.5%

243,757	AMB Property Corporation, Series O	7.000%	Baa2	6,374,246
77,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,097,120
220,400	BRE Properties, Series B	8.080%	BBB-	5,606,976
111,466	BRE Properties, Series D	6.750%	BBB-	2,716,426
480,908	CarrAmerica Realty Corporation, Series E	7.500%	BBB-	12,109,263
104,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	2,677,381
1,264,845	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	31,734,961
125,600	Duke Realty Corporation, Series L	6.600%	BBB	3,114,880
25,000	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	1,231,250
82,800	Duke-Weeks Realty Corporation	6.950%	BBB	2,136,240
98,000	Duke-Weeks Realty Corporation	6.625%	BBB	2,421,580
193,200	Equity Office Properties Trust, Series G	7.750%	BBB-	4,915,008
3,200	Equity Residential Properties Trust, Series C	9.125%	BBB	81,440
15,400	Equity Residential Properties Trust, Series D	8.600%	BBB	403,480
348,622	Equity Residential Properties Trust, Series N	6.480%	BBB	8,541,239
140,000	Federal Realty Investment Trust	8.500%	BBB-	3,610,600
10,400	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	271,960
460,600	HRPT Properties Trust, Series B	8.750%	BBB-	12,099,962
532,700	HRPT Properties Trust, Series C	7.125%	BBB-	13,557,215
99,800	New Plan Excel Realty Trust, Series E	7.625%	BBB-	2,524,940
3,997	Prologis Trust, Series C	8.540%	BBB	221,209
96,275	Prologis Trust, Series G	6.750%	BBB	2,406,875
2,000	PS Business Parks, Inc., Series F	8.750%	BBB-	50,720
700	PS Business Parks, Inc., Series K	7.950%	BBB-	18,270
243,000	PS Business Parks, Inc., Series L	7.600%	BBB-	6,123,600
299,600	PS Business Parks, Inc.	7.000%	BBB-	7,400,120
149,000	Public Storage, Inc., Series E	6.750%	BBB+	3,701,160
18,400	Public Storage, Inc., Series F	6.450%	BBB+	429,088
195,600	Public Storage, Inc., Series H	6.950%	BBB+	4,968,240
158,950	Public Storage, Inc., Series R	8.000%	BBB+	4,010,309
55,860	Public Storage, Inc., Series S	7.875%	BBB+	1,408,231
45,000	Public Storage, Inc., Series T	7.625%	BBB+	1,132,650
174,000	Public Storage, Inc., Series U	7.625%	BBB+	4,409,160
31,500	Public Storage, Inc., Series V	7.500%	BBB+	798,525
166,100	Regency Centers Corporation	7.450%	BBB-	4,261,296
20,500	Simon Property Group, Inc., Series F	8.750%	Baa2	519,060
20,650	Simon Property Group, Inc., Series G	7.890%	BBB	1,070,083
2,600	United Dominion Realty Trust	8.600%	BBB-	67,028
30,000	Vornado Realty Trust, Series E	7.000%	BBB-	754,500
1,200	Vornado Realty Trust, Series F	6.750%	BBB-	29,760
165,000	Vornado Realty Trust, Series G	6.625%	BBB-	3,968,250
183,000	Vornado Realty Trust, Series H	6.750%	BBB-	4,536,570
76,776	Vornado Realty Trust, Series I	6.625%	BBB-	1,831,108

1,987,734	Wachovia Preferred Funding Corporation	7.250%	A2	54,245,261
130,300	Weingarten Realty Trust, Series E	6.950%	A-	3,309,620

	Total Real Estate Investment Trust			229,896,860

	Specialty Retail - 0.0%

28,200	Sherwin Williams Company, Series III (CORTS)	7.250%	A+	706,128

	Thrifts & Mortgage Finance - 1.1%

81,500	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	2,102,700
70,800	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	1,874,076
733,343	Countrywide Capital Trust IV	6.750%	BBB+	18,406,909
6,600	Countrywide Financial Corporation Capital Trust I (CORTS)	8.000%	BBB+	170,676

	Total Thrifts & Mortgage Finance			22,554,361

	U.S. Agency - 0.4%

30,000	Fannie Mae, (3)	5.810%	AA-	1,470,000
6,700	Fannie Mae, (3)	4.750%	AA-	273,695
59,100	Federal Home Loan Mortgage Corporation, (3)	6.000%	AA-	2,998,143
23,000	Federal Home Loan Mortgage Corporation, (3)	5.300%	AA-	1,060,875
48,300	Federal Home Loan Mortgage Corporation, (3)	5.100%	AA-	2,115,540

	Total U.S. Agency			7,918,253

	Wireless Telecommunication Services - 0.7%

60,100	AT&T Wireless (CORTS)	8.000%	A	1,530,146
28,000	AT&T Wireless, Series 2002-B (SATURNS)	9.250%	A	732,200
47,685	Telephone and Data Systems Inc.	7.600%	A-	1,192,125
50,600	United States Cellular Corporation	8.750%	A-	1,343,430
344,100	United States Cellular Corporation	7.500%	A-	8,729,817

	Total Wireless Telecommunication Services			13,527,718

	Total $25 Par (or similar) Securities (cost $1,030,336,555)			1,013,252,766

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Convertible Bonds - 36.7% (25.0% of Total Investments)

	Aerospace & Defense - 1.8%

$ 6,275	AAR Corporation, 144A	1.750%	2/01/26	BB-	$7,169,188
7,250	Armor Holdings Inc.	2.000%	11/01/24	B+	8,826,875
9,450	L-3 Communications Corporation, Series 144A	3.000%	8/01/35	BB+	9,757,125
8,815	Lockheed Martin Corporation	4.491%	8/15/33	BBB+	10,243,911

31,790	Total Aerospace & Defense				35,997,099

	Auto Components - 0.5%

9,305	ArvinMeritor Inc., 144A	4.625%	3/01/26	BB	9,351,525

	Automobiles - 0.1%

1,025	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	1,178,750

	Biotechnology - 2.8%

16,650	Amgen Inc., 144A	0.125%	2/01/11	A+	16,858,125
5,000	Cephalon, Inc.	0.000%	6/15/33	B-	5,806,250
3,400	CV Therapeutics Inc.	2.750%	5/16/12	N/R	4,692,000
4,500	CV Therapeutics Inc.	3.250%	8/16/13	N/R	4,798,125
10,700	Genzyme Corporation	1.250%	12/01/23	BBB	11,676,375
8,000	Invitrogen Corporation	2.000%	8/01/23	N/R	9,070,000
3,670	Medimmune Inc.	1.000%	7/15/23	BBB	3,633,300

51,920	Total Biotechnology				56,534,175

	Capital Markets - 0.3%

3,665	BlackRock Inc.	2.625%	2/15/35	A+	5,199,719

	Communications Equipment - 2.2%

3,570	ADC Telecommunications Inc.	1.000%	6/15/08	N/R	3,873,450
4,785	ADC Telecommunications Inc.	5.045%	6/15/13	N/R	5,305,369

9,200	Ciena Corporation	3.750%	2/01/08	B	8,740,000
6,500	CommScope Inc.	1.000%	3/15/24	B+	8,921,250
5,595	Lucent Technologies Inc.	2.750%	6/15/23	B1	5,965,669
3,905	Nortel Networks Corp.	4.250%	9/01/08	B-	3,704,869
1,700	Powerwave Technologies Inc.	1.875%	11/15/24	N/R	2,280,125
4,475	Powerwave Technologies Inc.	1.825%	11/15/24	N/R	6,002,094

39,730	Total Communications Equipment				44,792,826

	Construction & Engineering - 0.2%

3,500	Quanta Services Incorporated	4.000%	7/01/07	B	3,399,375

	Containers & Packaging - 0.5%

9,825	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	9,677,625

	Diversified Financial Services - 0.6%

10,325	CapitalSource Inc.	3.500%	7/15/34	BBB-	10,466,969
2,650	JMH Finance Limited	4.750%	9/06/07	N/R	2,673,198

12,975	Total Diversified Financial Services				13,140,167

	Diversified Telecommunication Services - 0.4%

3,325	CenturyTel Inc.	4.750%	8/01/32	BBB+	3,528,656
3,075	Time Warner Telecom Inc.	2.375%	4/01/26	CCC+	3,540,094

6,400	Total Diversified Telecommunication Services				7,068,750

	Electronic Equipment & Instruments - 1.3%

5,925	Coherent Inc., 144A	2.750%	3/01/11	N/R	6,665,625
7,875	Flextronics International Limited	1.000%	8/01/10	Ba2	7,146,563
17,940	Roper Industries Inc.	1.481%	1/15/34	BB-	11,459,175
1,035	Vishay Intertechnology Inc.	3.625%	8/01/23	B+	1,038,881

32,775	Total Electronic Equipment & Instruments				26,310,244

	Energy Equipment & Services - 1.4%

1,115	Cal Dive International Inc.	3.250%	12/15/25	N/R	1,591,663
4,200	Diamond Offshore Drilling, Inc.	1.500%	4/15/31	A-	7,738,500
4,375	Hanover Compressor Company	4.750%	1/15/14	B	6,026,563
4,350	Nabors Industries Inc.	0.000%	6/15/23	N/R	4,986,188
2,445	Oil States International Inc., Series 144A	2.375%	7/01/25	N/R	3,331,313
3,325	Schlumberger Limited	2.125%	6/01/23	A+	5,444,688

19,810	Total Energy Equipment & Services				29,118,915

	Gas Utilities - 0.1%

30	Southern Union Company, Series B	5.750%	8/16/06	Baa3	2,225,070

	Health Care Equipment & Supplies - 1.6%

10,825	Fisher Scientific International Inc.	3.250%	3/01/24	BB+	11,677,469
7,650	Lincare Holdings Inc.	3.000%	6/15/33	N/R	7,391,813
14,025	Medtronic, Inc.	1.250%	9/15/21	AA-	13,972,406

32,500	Total Health Care Equipment & Supplies				33,041,688

	Health Care Providers & Services - 1.5%

5,745	Advanced Medical Optics	2.500%	7/15/24	B	6,254,869
9,200	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	7,417,500
9,400	Omnicare, Inc.	3.250%	12/15/35	BB+	9,059,250
8,510	Roche Holdings Inc., 144A	0.000%	7/25/21	N/R	6,865,868

32,855	Total Health Care Providers & Services				29,597,487

	Hotels, Restaurants & Leisure - 2.6%

7,875	Caesars Entertainment Inc.	4.550%	4/15/24	BBB-	10,615,500
18,365	Carnival Corporation	1.132%	4/29/33	A-	12,947,325
8,535	Hilton Hotels Corporation	3.375%	4/15/23	BB	10,402,031
3,895	Kerzner International Limited, 144A	2.375%	4/15/24	B	5,253,381
6,000	Scientific Games Corporation	0.750%	12/01/24	B+	7,695,000
3,875	Starwood Hotels & Resorts Worldwide, Inc.	3.500%	5/16/23	BB+	5,279,688

48,545	Total Hotels, Restaurants & Leisure				52,192,925

	Industrial Conglomerates - 0.6%

14,250	3M Company	0.000%	11/21/32	Aa1	12,611,250

	Insurance - 0.6%

10,315	American Equity Investment Life Holding Company	5.250%	12/06/24	BB+	12,932,431

	Internet Software & Services - 0.5%

7,885	Open Solutions Inc., 144A	1.467%	2/02/35	N/R	4,691,575
7,800	Open Solutions Inc.	1.467%	2/02/35	N/R	4,641,000

15,685	Total Internet Software & Services				9,332,575

	IT Services - 0.2%

2,900	Digital River Inc.	1.250%	1/01/24	N/R	3,371,250

	Leisure Equipment & Products - 0.1%

1,165	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	N/R	1,288,781

	Media - 4.7%

275	Comcast Corporation	2.000%	10/15/29	BBB	11,351,027
3,455	Lamar Advertising Company, Convertible Notes	2.875%	12/31/10	B	4,012,119
14,725	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	14,945,875
26,800	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	16,482,000
11,700	Liberty Media Corporation	0.750%	3/30/23	BB+	12,299,625
2,395	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	N/R	2,421,944
3,300	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	N/R	3,102,000
4,660	Omnicom Group Inc.	0.000%	6/15/33	A-	4,630,875
3,335	Shuffle Master Inc.	1.250%	4/15/24	N/R	4,485,575
4,140	Sirius Satellite Radio Inc.	3.250%	10/15/11	CCC	4,895,550
8,950	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A-	9,654,813
7,850	XM Satellite Radio Holdings Inc.	1.750%	12/01/09	CCC-	6,613,625

91,585	Total Media				94,895,028

	Metals & Mining - 0.3%

4,025	Century Aluminum Company	1.750%	8/01/24	BB-	5,982,156

	Multi-Utilities - 0.4%

8,625	Dominion Resources Inc., Series C	2.125%	12/15/23	BBB	8,808,281

	Oil, Gas & Consumable Fuels - 0.7%

11,475	Devon Energy Corporation	4.900%	8/15/08	BBB	13,368,375

	Pharmaceuticals - 3.4%

4,580	Alexion Pharmaceuticals Inc., 144A	1.375%	2/01/12	N/R	5,776,525
4,150	Alexion Pharmaceuticals Inc.	1.375%	2/01/12	N/R	5,234,188
13,055	Allergan Inc., Convertible Zero Coupon Senior Notes	0.000%	11/06/22	A	16,220,838
4,965	BioMarin Pharmaceutical Inc.	2.500%	3/29/13	N/R	5,213,250
5,825	King Pharmaceuticals Inc.	2.750%	11/15/21	BB-	5,752,188
4,080	Medicis Pharmaceutical Corporation	2.500%	6/04/32	N/R	4,814,400
4,925	Medicis Pharmaceutical Corporation	1.500%	6/04/33	N/R	4,900,375
12,000	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB	11,925,000
8,500	Wyeth, 144A	1.000%	1/15/24	A	9,094,150

62,080	Total Pharmaceuticals				68,930,914

	Real Estate Management & Development - 0.1%

1,465	Avatar Holdings Inc., 144A	4.500%	4/01/24	N/R	1,770,819

	Road & Rail - 0.6%

10,500	CSX Corporation	0.000%	10/30/21	BBB	11,366,250
1,490	Yellow Roadway Corporation	3.375%	11/25/23	BBB-	1,665,075

11,990	Total Road & Rail				13,031,325

	Semiconductors & Equipment - 2.2%

8,325	Agere Systems Inc.	6.500%	12/15/09	B	8,241,750
5,160	ASM International NV	4.250%	12/06/11	B-	5,721,150
3,720	Conexant Systems Inc., 144A	4.000%	3/01/26	N/R	3,785,100
13,625	Intel Corporation, 144A	2.950%	12/15/35	A-	11,751,563

4,610	LSI Logic Corporation	4.000%	5/15/10	Ba3	5,163,200
7,370	RF Micro Devices, Inc.	1.500%	7/01/10	B-	9,148,013

42,810	Total Semiconductors & Equipment				43,810,776

	Software - 1.1%

10,025	Amdocs Limited	0.500%	3/15/24	BBB-	9,987,406
2,675	Cadence Design Systems Inc.	0.000%	8/15/23	N/R	3,276,875
4,525	Sybase, Inc., 144A	1.750%	2/22/25	N/R	4,553,281
4,880	Sybase, Inc.	1.750%	2/22/25	N/R	4,910,500

22,105	Total Software				22,728,062

	Specialty Retail - 2.1%

4,030	Best Buy Co., Inc.	2.250%	1/15/22	BBB-	5,102,988
3,100	Charming Shoppes Inc.	4.750%	6/01/12	BB-	4,855,375
6,130	Dick’s Sporting Goods Inc.	1.606%	2/18/24	B	4,720,100
1,430	Pier 1 Imports, Inc., 144A	6.375%	2/15/36	B-	1,546,188
5,135	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B	5,077,231
11,975	TJX Companies, Inc.	0.000%	2/13/21	A-	10,073,969
9,425	United Auto Group Inc., Series 144A	3.500%	4/01/26	B	10,214,344

41,225	Total Specialty Retail				41,590,195

	Trading Companies & Distributors - 0.2%

3,860	GATX Corporation	7.500%	2/01/07	BBB	4,911,850

	Wireless Telecommunication Services - 1.0%

4,755	American Tower Corporation	3.000%	8/15/12	BB-	7,518,844
9,000	NII Holdings Inc., 144A	2.750%	8/15/25	N/R	12,003,750

13,755	Total Wireless Telecommunication Services				19,522,594

$695,965	Total Convertible Bonds (cost $686,137,203)				737,713,002

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds - 15.0% (10.2% of Total Investments)

	Aerospace & Defense - 0.2%

$3,500	K&F Acquisition Inc.	7.750%	11/15/14	B-	$3,561,250

	Auto Components - 0.1%

1,950	Affinia Group Inc.	9.000%	11/30/14	CCC+	1,686,750
1,300	Keystone Automotive Operations Inc.	9.750%	11/01/13	B-	1,144,000

3,250	Total Auto Components				2,830,750

	Building Products - 0.2%

4,000	Jacuzzi Brands, Inc.	9.625%	7/01/10	B	4,310,000

	Chemicals - 0.8%

1,800	Ineos Group Holdings PLC, 144A	8.500%	2/15/16	B2	1,719,000
2,000	Nell AF Sarl	8.375%	8/15/15	B2	1,995,000
6,500	OM Group Inc.	9.250%	12/15/11	B-	6,760,000
3,500	Resolution Performance Products LLC	8.000%	12/15/09	B+	3,622,500
3,000	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	3,030,000

16,800	Total Chemicals				17,126,500

	Commercial Banks - 0.2%

4,000	HBOS PLC, Series 144A	6.413%	9/29/49	A1	3,819,800

	Commercial Services & Supplies - 0.5%

5,500	DST Systems Inc.	4.125%	8/15/23	N/R	7,081,250
2,000	National Mentor Inc.	9.625%	12/01/12	B-	2,270,000

7,500	Total Commercial Services & Supplies				9,351,250

	Containers & Packaging - 0.6%

2,000	Berry Plastics Corporation	10.750%	7/15/12	B-	2,210,000
3,450	MDP Acquisitions PLC, Senior Notes	9.625%	10/01/12	B-	3,665,625
3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B	3,150,000

3,000	Owens-Illinois Inc.	7.500%	5/15/10	B	3,052,500

11,450	Total Containers & Packaging				12,078,125

	Diversified Consumer Services - 0.1%

2,000	Service Corporation International	7.700%	4/15/09	BB	2,075,000

	Diversified Telecommunication Services - 0.1%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B+	2,045,000
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	754,688

2,750	Total Diversified Telecommunication Services				2,799,688

	Electric Utilities - 0.2%

2,000	Midwest Generation LLC	8.750%	5/01/34	B1	2,175,000
500	Mirant North America LLC., 144A	7.375%	12/31/13	B1	512,500
1,000	Sierra Pacific Resources, Series 144A	6.750%	8/15/17	B1	1,008,750

3,500	Total Electric Utilities				3,696,250

	Energy Equipment & Services - 0.2%

1,800	Hanover Compressor Company	7.500%	4/15/13	B	1,809,000
2,500	Pride International Inc.	7.375%	7/15/14	Ba2	2,637,500

4,300	Total Energy Equipment & Services				4,446,500

	Food & Staples Retailing - 0.1%

3,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	BB-	3,011,250

	Food Products - 0.8%

7,610	Del Monte Corporation	8.625%	12/15/12	B	8,076,113
1,096	Dole Foods Company	8.625%	5/01/09	B	1,106,960
7,000	Dole Foods Company	7.875%	7/15/13	B	6,912,500

15,706	Total Food Products				16,095,573

	Health Care Equipment & Supplies - 0.0%

700	Select Medical Corporation	7.625%	2/01/15	B-	635,250

	Health Care Providers & Services - 0.2%

3,000	US Oncology Inc.	10.750%	8/15/14	B-	3,292,500

	Hotels, Restaurants & Leisure - 1.8%

5,190	Aztar Corporation	9.000%	8/15/11	Ba3	5,509,185
2,345	Boyd Gaming Corporation	8.750%	4/15/12	B+	2,515,013
4,075	Boyd Gaming Corporation	7.750%	12/15/12	B+	4,288,938
3,172	Dominos Inc.	8.250%	7/01/11	B	3,267,160
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,503,750
4,100	Intrawest Corporation	7.500%	10/15/13	B+	4,176,875
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B	1,940,000
2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	2,027,500
1,000	Park Place Entertainment	9.375%	2/15/07	BB+	1,033,750
1,000	Park Place Entertainment	7.875%	3/15/10	BB+	1,067,500
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,105,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	3,247,500
4,000	Universal City Development Partners	11.750%	4/01/10	B2	4,430,000

35,382	Total Hotels, Restaurants & Leisure				37,112,171

	Household Durables - 0.8%

4,500	K. Hovnanian Enterprises Inc., Senior Subordinated Notes	8.875%	4/01/12	Ba2	4,725,000
5,000	KB Home	8.625%	12/15/08	Ba2	5,298,725
5,700	Stanley Works Capital Trust I, 144A	5.902%	12/01/45	Baa1	5,283,940

15,200	Total Household Durables				15,307,665

	Independent Power Producers & Energy Traders - 0.1%

600	NRG Energy Inc.	7.250%	2/01/14	B1	611,250
600	NRG Energy Inc.	7.375%	2/01/16	B1	614,250

1,200	Total Independent Power Producers & Energy Traders				1,225,500

	Insurance - 0.4%

2,500	Fairfax Financial Holdings Ltd	7.750%	4/26/12	BB	2,212,500
4,300	ILFC E-Capital Trust I, 144A	5.900%	12/21/65	A	4,177,446
2,050	ILFC E-Capital Trust II, 144A	6.250%	12/21/65	A	1,968,156

8,850	Total Insurance				8,358,102

	IT Services - 0.4%

1,950	Global Cash Access LLC	8.750%	3/15/12	B-	2,103,563
4,750	SunGard Data Systems Inc., Series 144A	9.125%	8/15/13	B-	5,046,875

6,700	Total IT Services				7,150,438

	Machinery - 0.4%

1,800	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	1,894,500
3,000	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	B	3,180,000
3,000	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B	3,206,250

7,800	Total Machinery				8,280,750

	Media - 3.5%

6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	6,969,000
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B3	1,795,000
4,200	American Media Operations Inc., Series B	10.250%	5/01/09	Caa1	3,822,000
1,345	American Media Operations Inc.	8.875%	1/15/11	Caa1	1,156,700
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	5,187,500
3,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	3,045,000
2,000	Cablevision Systems Corporation	8.125%	7/15/09	B+	2,077,500
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B2	2,000,000
6,000	Cinemark USA Inc.	9.000%	2/01/13	B-	6,405,000
1,000	Dex Media West LLC	8.500%	8/15/10	B1	1,062,500
2,198	Dex Media West LLC	9.875%	8/15/13	B	2,442,528
3,855	Mail-Well I Corporation, Senior Unsecured Note, 144A	9.625%	3/15/12	B+	4,168,219
4,000	Medianews Group Inc.	6.375%	4/01/14	B+	3,630,000
1,950	Panamsat Corporation	9.000%	8/15/14	B+	2,062,125
7,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B	6,860,000
2,000	R. H. Donnelley Finance Corp 1	10.875%	12/15/12	B	2,227,500
2,000	Sun Media Corporation	7.625%	2/15/13	Ba3	2,070,000
6,200	Vertis Inc.	9.750%	4/01/09	B3	6,386,000
5,500	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa2	5,101,250
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa2	1,720,000

70,148	Total Media				70,187,822

	Metals & Mining - 0.3%

3,000	Chaparral Steel Company	10.000%	7/15/13	B1	3,360,000
1,682	United States Steel Corporation	9.750%	5/15/10	Ba1	1,824,970

4,682	Total Metals & Mining				5,184,970

	Multiline Retail - 0.2%

3,600	Bon-Ton Department Stores Inc., 144A	10.250%	3/15/14	B2	3,481,200

	Multi-Utilities - 0.1%

900	Dynegy Holdings Inc., 144A (WI/DD, Settling 4/12/06)	8.375%	5/01/16	B2	900,000
500	Northwestern Corporation	5.875%	11/01/14	BBB-	494,983

1,400	Total Multi-Utilities				1,394,983

	Oil, Gas & Consumable Fuels - 0.7%

600	Chaparral Energy Inc., 144A	8.500%	12/01/15	B	627,000
4,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	4,562,250
300	Copano Energy LLC, 144A	8.125%	3/01/16	B	312,000
2,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B	2,005,000
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB-	2,112,708
3,000	SemGroup LP, 144A	8.750%	11/15/15	B1	3,075,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	B2	1,492,500

13,745	Total Oil, Gas & Consumable Fuels				14,186,458

	Paper & Forest Products - 0.4%

2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	B	2,020,000
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	B	5,225,000

7,000	Total Paper & Forest Products				7,245,000

	Personal Products - 0.1%

1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,624,000

	Real Estate Investment Trust - 0.1%

1,000	Trustreet Properties, Inc.	7.500%	4/01/15	B+	1,007,500
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	516,250

1,500	Total Real Estate Investment Trust				1,523,750

	Semiconductors & Equipment - 0.1%

2,400	Avago Technologies Finance Pte. Ltd., 144A	10.125%	12/01/13	B	2,589,000

	Specialty Retail - 0.8%

6,000	Asbury Automotive Group Inc.	9.000%	6/15/12	B	6,157,500
1,000	GSC Holdings Corporation, 144A	8.000%	10/01/12	Ba3	997,500
1,000	Quiksilver Inc.	6.875%	4/15/15	BB-	977,500
8,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B+	8,540,000

16,000	Total Specialty Retail				16,672,500

	Textiles Apparel & Luxury Goods - 0.2%

4,000	Jostens IH Corporation	7.625%	10/01/12	B-	3,970,000

	Trading Companies & Distributors - 0.1%

2,000	United Rentals North America Inc.	6.500%	2/15/12	B+	1,970,000

	Wireless Telecommunication Services - 0.2%

4,000	Nextel Communications, Inc., Series D	7.375%	8/01/15	A-	4,198,020

$292,663	Total Corporate Bonds (cost $302,855,186)				300,792,015

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 31.8% (21.7% of Total Investments)

	Capital Markets - 5.4%

6,273	BT Capital Trust, Series B1	7.900%	1/15/27	A2	$6,588,494
15,000	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	15,826,080
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	2,102,554
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	1,258,615
32,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	32,996,018
3,000	Compass Trust I, Series A	8.230%	1/15/27	A3	3,174,933
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	4,176,554
500	First Union Institutional Capital II	7.850%	1/01/27	A1	526,915
2,000	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	2,105,276
15,500	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	16,290,640
9,000	State Street Institutional Capital Trust, 144A	8.035%	3/15/27	A1	9,523,458
12,419	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	13,240,144

	Total Capital Markets				107,809,681

	Commercial Banks - 18.1%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,022,404
8,000	Abbey National Capital Trust I	8.963%	6/30/50	A2	10,414,080
43,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	41,640,074
12,120	Bank One Capital III	8.750%	9/01/30	A1	15,654,204
1,974	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	2,080,904
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	2,732,475
5,000	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Aa3	5,280,130
2,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	2,114,950
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,056,353
4,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	4,505,284
500	Barnett Capital I	8.060%	12/01/26	Aa3	527,167

2,200	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	2,379,542
4,315	First Chicago NBD Institutional Capital Trust, Series B, 144A	7.750%	12/01/26	A1	4,526,465
5,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	5,250,870
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	6,083,149
11,550	First Empire Capital Trust II	8.277%	6/01/27	Baa1	12,304,769
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	4,478,301
41,650	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	41,776,408
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	14,671,010
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	20,309,590
19,605	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	22,180,313
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	4,660,864
15,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	15,759,210
17,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	17,047,719
1,000	Nordbanken AB, 144A	8.950%	11/29/49	A	1,105,076
12,500	North Fork Capital Trust II	8.000%	12/15/27	A3	13,365,713
500	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A-	526,078
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,951,394
16,750	RBS Capital Trust B	6.800%	12/31/49	A1	16,777,956
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	2,152,666
1,202	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	1,258,740
6,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	6,952,891
4,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	4,115,300
4,472	St. George Funding Company LLC, 144A	8.485%	12/31/47	Baa1	4,701,011
2,250	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	2,546,489
13,330	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	15,107,729
3,800	Union Planters Capital Trust A	8.200%	12/15/26	A2	4,002,719
21,300	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	20,873,617
7,200	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	7,001,554
2,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	2,116,480

	Total Commercial Banks				364,011,648

	Diversified Financial Services - 2.7%

9,000	BNP Paribas Capital Trust	7.200%	12/31/49	A+	9,092,142
1,000	Citigroup Capital III	7.625%	12/01/36	Aa2	1,193,252
2,500	Fulton Capital Trust I	6.290%	2/01/36	A3	2,381,433
10,000	ING Capital Funding Trust III	8.439%	12/30/49	A	11,121,080
2,150	JPM Capital Trust I	7.540%	1/15/27	A1	2,254,114
3,000	JPM Capital Trust II	7.950%	2/01/27	A1	3,168,540
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	24,614,989

	Total Diversified Financial Services				53,825,550

	Diversified Telecommunication Services - 1.2%

19,080	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	A-	23,665,163

	Insurance - 3.6%

10,000	American General Capital II	8.500%	7/01/30	Aa3	12,822,914
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	6,147,471
14,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	13,808,387
3,750	Prudential PLC	6.500%	6/29/49	A	3,737,479
13,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	14,404,062
20,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	21,401,015

	Total Insurance				72,321,328

	Oil, Gas & Consumable Fuels - 0.6%

12,355	KN Capital Trust III	7.630%	4/15/28	Baa3	13,212,103

	Thrifts & Mortgage Finance - 0.2%

500	Countrywide Capital Trust I	8.000%	12/15/26	BBB+	507,127
3,365	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	3,560,914

	Total Thrifts & Mortgage Finance			4,068,041

	Total Capital Preferred Securities (cost $664,869,631)			638,913,514

Shares	Description (1)			Value

	Common Stocks - 0.4% (0.3% of Total Investments)

	Aerospace & Defense - 0.1%

80,865	AAR Corporation			$2,303,035

	Oil, Gas & Consumable Fuels - 0.1%

52,985	McMoran Exploration Corporation			945,252

	Semiconductors & Equipment - 0.2%

322,760	Micron Technology, Inc., (4)			4,751,027

	Total Common Stocks (cost $6,202,882)			7,999,314

Shares	Description (1)			Value

	Investment Companies - 0.2% (0.1% of Total Investments)

21,286	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.			$421,676
46,476	Flaherty and Crumrine/Claymore Total Return Fund Inc.			920,690
56,516	John Hancock Preferred Income Fund III			1,151,231
5,149	John Hancock Preferred Income Fund II			118,015
15,102	Preferred and Corporate Strategies Fund Inc.			307,024
67,966	Preferred Income Strategies Fund Inc.			1,323,978

	Total Investment Companies (cost $4,312,666)			4,242,614

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments - 2.1% (1.4% of Total Investments)
$42,093	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $42,108,323, collateralized by $41,335,000, U.S. Treasury Notes, 5.500%, due 5/15/09, value $42,936,731	4.250%	4/03/06	$42,093,415

	Total Short-Term Investments (cost $42,093,415)			42,093,415

	Total Investments (cost $2,923,973,528) – 146.6%			2,945,948,597

	Other Assets Less Liabilities – 1.4%			28,327,454

	Preferred Shares, at Liquidation Value – (48.0)%			(965,000,000)

	Net Assets Applicable to Common Shares – 100%			$2,009,276,051

	Interest Rate Swaps outstanding at March 31, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (5)	Frequency	Date	(Depreciation)

JPMorgan	$97,000,000	3.395%	Monthly	4.661%	Monthly	7/06/06	$501,023
JPMorgan	97,000,000	3.360	Monthly	4.800	Monthly	1/23/09	4,715,359
Morgan Stanley	97,000,000	3.048	Monthly	4.800	Monthly	1/23/08	3,659,174
Royal Bank of Canada	97,000,000	2.679	Monthly	4.800	Monthly	1/23/07	2,001,504

							$10,877,060

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Non-income producing.

(5)	Based on USD-LIBOR (United States Dollar-London Interbank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $2,951,302,404.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$92,358,447
Depreciation	(97,712,254)

Net unrealized appreciation (depreciation) of investments	$(5,353,807)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Preferred and Convertible Income Fund 2

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.